Accounts Receivable - Schedule of Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Trade And Other Current Receivables [Abstract]
Balances held with processors	$ 75,147	$ 62,002
Balances due from live events	10,260	5,910
VAT receivable	6,684	6,292
Other receivables	8,318	7,353
Total accounts receivable balance	$ 100,409	$ 81,557